Note 11 - Income Taxes (Details) - Federal Net Operating Loss Carryforwards (USD $)	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	$ 59,299,144
Expires in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	1,376,740
Expires in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	7,291,084
Expires in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	12,280,771
Expires in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	6,922,963
Expires in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	4,816,700
Expires in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	7,667,557
Expires in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	8,816,976
Expires in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	4,768,716
Expires in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Federal Net Operating Loss Carryforwards	$ 5,357,637